Equity Method Investments (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 26, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Feb. 09, 2023
Equity Method Investment [Line Items]
Equity method investments, net							$ 10,636,544
Purchased interests						20,666,667
Cash		$ 39,221		$ 39,221		109,091	2,658,182
Preferred stock, value
Cost of investment									$ 19,460,000
Amortization expense		563,000		1,126,000		2,158,167
Loss from equity method investment					$ 392,677	392,677	(846,588)
Distribution of earnings						1,745,000
Intangible assets							8,725,712
Goodwill		$ 12,808,197		$ 12,808,197		$ 12,808,197
Customer Relationships [Member]
Equity Method Investment [Line Items]
Estimated useful life						15 years
Series B Stated Value [Member]
Equity Method Investment [Line Items]
Equity method investment payable						$ 666,667
Laboratory Services MSO [Member]
Equity Method Investment [Line Items]
Ownership percentage	40.00%					40.00%
Cash						$ 9,000,000
Amortization expense	$ 111,156						666,932
Impairment loss							259,579
Loss from equity method investment	503,833						79,923
Distribution of earnings	0						611,888
Series B Preferred Stock [Member]
Equity Method Investment [Line Items]
Equity method investments, net	$ 11,000,000
Preferred stock, value							$ 11,000,000
Issuance shares (in Shares)						0	11,000
Conversion price per share (in Dollars per share)						$ 48.2
Series B Convertible Preferred Stock [Member]
Equity Method Investment [Line Items]
Equity method investments, net								$ 11,029,221
Preferred stock, value						$ 1,000
Conversion price per share (in Dollars per share)						$ 1,134
Aggregate of common stock (in Shares)						9,700
Avalon Lab [Member]
Equity Method Investment [Line Items]
Total ownership percentage	40.00%
Avalon Lab [Member] | Series B Preferred Stock [Member]
Equity Method Investment [Line Items]
Preferred stock, value						$ 11,000,000
Issuance shares (in Shares)						11,000
Avalon Lab [Member] | Series B Stated Value [Member]
Equity Method Investment [Line Items]
Preferred stock, value						$ 1,000
Unrelated Company [Member]
Equity Method Investment [Line Items]
Total ownership percentage	60.00%